Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Vident International Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident International Equity Strategy ETF NAV
Accumulated Value	$ 16,837	$ 14,489	$ 13,135	$ 15,594	$ 11,705	$ 11,942	$ 12,925	$ 13,601	$ 10,568	$ 10,000	$ 21,393
Vident U.S. Bond Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Bond Strategy ETF NAV
Accumulated Value	11,467	10,558	10,606	12,109	11,935	11,447	10,372	10,629	10,576	10,000	$ 11,790
Vident U.S. Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Equity Strategy ETF NAV
Accumulated Value	25,031	21,488	17,871	19,145	12,738	12,403	14,505	12,092	10,661	10,000	$ 29,034
Morningstar Global Markets ex-US NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Markets ex-US NR USD
Accumulated Value	18,061	15,337	13,738	17,069	13,543	12,458	12,939	12,468	10,517	10,000	$ 20,827
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Vident Core Int’l Equity Index/Vident Int’l Equity Index
Accumulated Value	18,371	15,612	13,907	16,278	12,092	12,261	13,218	13,823	10,675	10,000	$ 23,720
Morningstar Global Markets ex-US Large-Mid Cap NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Markets ex-US Large-Mid Cap NR USD
Accumulated Value	17,887	15,166	13,556	16,806	13,376	12,307	12,719	12,255	10,347	10,000	$ 20,615
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Broad Investment-Grade (BIG) Bond Index
Accumulated Value	11,598	10,801	10,937	12,394	12,389	11,627	10,540	10,651	10,601	10,000	$ 11,965
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index
Accumulated Value	27,275	23,286	18,051	19,319	12,824	12,444	14,491	12,077	10,640	10,000	$ 31,808
Morningstar US Market TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Market TR USD
Accumulated Value	$ 32,283	$ 25,516	$ 22,146	$ 25,607	$ 19,323	$ 15,862	$ 15,563	$ 12,960	$ 11,163	$ 10,000	$ 37,431